Revenue from Contract with Customers (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customers [abstract]
Schedule of Revenue from Contract with Customers	Revenue from contract with customers consist of the following for the six months ended September 30, 2023 and ended September 30, 2022:
Disaggregated revenue information	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(In USD)	(In USD)
Types services
Subscription Income	6,760,470	7,100,862
Carriage/Placement fees	2,548,959	1,635,824
Advertisement Income	244,074	827,517
Telemedicine service charges	—	—
Device activation fees	106,828	207,293

Total revenue from contract with customers	9,660,331	9,771,496

Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	9,660,331	9,771,496
	9,660,331	9,771,496
Revenue from contract with customers consist of the following for the year ended March 31, 2023 and for the year ended March 31, 2022:
Disaggregated revenue information	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Types of services:
Subscription Income	$13,930,887	$—
Carriage/Placement fees	3,406,204	—
Advertisement Income	1,413,553	—
Telemedicine service charges	—	50,630
Activation Installation Fees	257,540	—
Total Revenue from customers	$19,008,184	$50,630

Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$19,008,184	$50,630
Total	$19,008,184	$50,630

Schedule of Information About Receivables, Contract Assets and Contract Liabilities	The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:
	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,344,995	$2,549,041
Receivables, acquired in a business combination	—	—
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$1,831,724	$—